Share-Based Payments	6 Months Ended
Jun. 30, 2013
Share-Based Payments
(5)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

On January 31, 2013, the Company modified 3,262,948 existing time-vested and performance stock options by lowering the exercise price to $0.782. Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $421,950 was recorded as a result of the modifications.

Stock-based compensation cost that has been expensed in the statements of operations amounted to $118,180 and $33,915 for the three months ended June 30, 2013 and 2012 and $598,486 and $79,948 for the six months ended June 30, 2013 and 2012, allocated as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Research and development	$37,463	$10,751	$189,720	$25,344
General and administrative	80,717	23,164	408,766	54,604

	$118,180	$33,915	$598,486	$79,948

As of June 30, 2013, there was approximately $718,299 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s Incentive Plan. The cost will be expensed pro-rata over the service period. The cumulative amount of compensation expense recognized at any point in time is at least equal to the portion of the award that is vested at that date. No stock options were issued during the three months ended June 30, 2013. The weighted average fair value of stock options granted during the six months ended June 30, 2013, was approximately $0.48.